Subsequent Events - License Agreement Amendment (Details) - USD ($) $ / shares in Units, $ in Thousands	May 02, 2024	Mar. 19, 2024	Mar. 29, 2024	Dec. 31, 2016
Subsequent Event [Line Items]
Exercise price per warrant				$ 7.3097
Daewoong License and Supply Agreement
Subsequent Event [Line Items]
License termination term upon satisfaction of certain conditions		6 months
Price of know how in the event of termination		$ 1.00
Percentage of common stock to be issued for termination of Termination Purchase Right		50.00%
Subsequent events
Subsequent Event [Line Items]
Exercise price per warrant			$ 11.50
Payment made to redeem the remaining public warrants.	$ 21
Subsequent events | Daewoong License and Supply Agreement
Subsequent Event [Line Items]
License termination term upon satisfaction of certain conditions		6 months
Price of know how in the event of termination		$ 1.00
Percentage of common stock to be issued for termination of Termination Purchase Right		50.00%